MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 23, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust”)

Federated Tax-Free Trust

Institutional Shares

Premier Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Post-Effective Amendment No. 175 under the Securities Act of 1933 and Amendment No. 177 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Trust's currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective February 26, 2016 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Institutional Shares to the Fund.

The Registrant has indicated that financial statements will be filed by amendment. The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about February 26, 2016 to become effective, simultaneously with the effectiveness of Registrant's Rule 485(a) post-effective amendment.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8831.

Very truly yours,

/s/ Sheryl L. McCall

Sheryl L. McCall

Senior Paralegal

Enclosures